Brown Advisory Mid-Cap Growth Fund
Schedule of Investments
March 31, 2024 (Unaudited)

COMMON STOCKS - 94.7%	Shares	Value
Communication Services - 3.4%
Match Group, Inc.(a)	14,299	$518,768
Pinterest, Inc. - Class A(a)	58,811	2,038,977
Trade Desk, Inc. - Class A(a)	10,848	948,332
		3,506,077

Consumer Discretionary - 9.1%
Bright Horizons Family Solutions, Inc.(a)	6,903	782,524
Chipotle Mexican Grill, Inc.(a)	429	1,247,004
Coupang, Inc. - Class A (a)	54,494	969,448
DoorDash, Inc. - Class A(a)	12,943	1,782,510
Five Below, Inc.(a)	1,161	210,582
Pool Corp.	3,771	1,521,599
Ross Stores, Inc.	19,357	2,840,834
		9,354,501

Consumer Staples - 2.7%
Casey's General Stores, Inc.	3,046	969,999
Church & Dwight Co., Inc.	9,195	959,130
Kenvue, Inc.	37,767	810,480
		2,739,609

Financials - 9.0%
Ares Management Corp.	11,735	1,560,520
Arthur J Gallagher & Co.	6,646	1,661,766
KKR & Co., Inc.	20,452	2,057,062
Tradeweb Markets, Inc. - Class A	18,038	1,879,018
WEX, Inc.(a)	8,694	2,065,087
		9,223,453

Health Care - 22.7%
Align Technology, Inc.(a)	5,406	1,772,736
Alnylam Pharmaceuticals, Inc.(a)	8,148	1,217,719
argenx SE - ADR(a)	1,933	761,061
Ascendis Pharma A/S - ADR(a)	10,392	1,570,958
Bio-Techne Corp.	18,316	1,289,263
Dexcom, Inc.(a)	29,555	4,099,278
Edwards Lifesciences Corp.(a)	28,291	2,703,488
HealthEquity, Inc.(a)	17,759	1,449,667
IDEXX Laboratories, Inc.(a)	4,769	2,574,926
Inari Medical, Inc.(a)	19,914	955,474
Insulet Corp.(a)	7,610	1,304,354
Veeva Systems, Inc. - Class A(a)	9,555	2,213,798
West Pharmaceutical Services, Inc.	3,666	1,450,673
		23,363,395

Industrials - 21.7%
Booz Allen Hamilton Holding Corp. - Class A	13,059	1,938,478
Carlisle Cos., Inc.	4,551	1,783,309
Cintas Corp.	3,706	2,546,134
Copart, Inc.(a)	48,878	2,831,015
Equifax, Inc.	9,372	2,507,197
HEICO Corp. - Class A	13,743	2,115,597
IDEX Corp.	5,608	1,368,464
Paycom Software, Inc.	3,832	762,606
SiteOne Landscape Supply, Inc.(a)	8,252	1,440,387
Verisk Analytics, Inc.	8,676	2,045,193
Waste Connections, Inc.	17,836	3,067,971
		22,406,351

Information Technology - 20.4%
Atlassian Corp. - Class A(a)	5,818	1,135,150
Autodesk, Inc.(a)	4,451	1,159,129
CCC Intelligent Solutions Holdings, Inc.(a)	75,048	897,574
Crowdstrike Holdings, Inc. - Class A(a)	3,405	1,091,609
Dynatrace, Inc.(a)	32,752	1,521,003
Elastic NV(a)	4,527	453,786
Fair Isaac Corp.(a)	1,659	2,073,103
Gartner, Inc.(a)	5,646	2,691,279
Guidewire Software, Inc.(a)	8,917	1,040,703
HubSpot, Inc.(a)	2,014	1,261,892
Keysight Technologies, Inc.(a)	4,980	778,772
KLA Corp.	1,248	871,815
Marvell Technology, Inc.	45,491	3,224,403
Monolithic Power Systems, Inc.	800	541,936
NXP Semiconductors NV	5,201	1,288,652
Workday, Inc. - Class A(a)	3,691	1,006,720
		21,037,526

Materials - 2.4%
Vulcan Materials Co.	8,898	2,428,442

Real Estate - 3.3%
CoStar Group, Inc.(a)	35,542	3,433,357
TOTAL COMMON STOCKS (Cost $67,463,726)		97,492,711

REAL ESTATE INVESTMENT TRUSTS - 1.1%
SBA Communications Corp. - Class A	5,183	1,123,156
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $901,029)		1,123,156

SHORT-TERM INVESTMENTS - 3.6%
Money Market Funds - 3.6%
First American Government Obligations Fund - Class Z, 5.19%(b)	3,698,156	3,698,156
TOTAL SHORT-TERM INVESTMENTS (Cost $3,698,156)		3,698,156

TOTAL INVESTMENTS - 99.4% (Cost $72,062,911)		$102,314,023
Other Assets in Excess of Liabilities - 0.6%		652,469
TOTAL NET ASSETS - 100.0%		$102,966,492

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of March 31, 2024.

Various inputs may be used to determine the value of the Fund's investments.  These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

Brown Advisory Mid-Cap Growth Fund
	Level 1	Level 2	Level 3

Common Stocks	97,492,711	–	–
Real Estate Investment Trusts	1,123,156	–	–
Money Market Funds	3,698,156	–	–
Total Investments	102,314,023	–	–

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.